Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet
Other current liabilities	$ (22)	$ (31)
Long-term liabilities	(460)	(641)
Long-term liabilities associated with assets held for sale	(899)	(2)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(4)	(12)
Long-term liabilities	(206)	(347)
Long-term liabilities associated with assets held for sale	(30)	0
Other long-term assets	11	9
Amount included in deferred income tax		5
Amount included in deferred income tax	(7)
AOCI, net of tax and regulatory assets	524	628
Net amount recognized	288	283
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(18)	(19)
Long-term liabilities	(254)	(294)
Long-term liabilities associated with assets held for sale	(44)	0
Other long-term assets	19	11
Amount included in deferred income tax	1
Amount included in deferred income tax		(2)
AOCI, net of tax and regulatory assets	72	60
Net amount recognized	$ (224)	$ (244)